Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting
(21)	Segment Reporting

The Group operated three segments: (1) insurance agency business segment, which mainly consists of providing agency services for P&C insurance products and life insurance products to individual clients, (2) insurance brokerage business segment, which mainly consists of providing P&C and life insurance brokerage services to institutional clients, and (3) claims adjusting segment, which consists of providing pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group's chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended December 31, 2014, 2015 and 2016. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net revenues
Agency	1,624,410	2,155,264	3,746,471	539,604
Brokerage	232,620	369,198	617,738	88,973
Claims Adjusting	292,981	303,846	336,413	48,454
Total net revenues	2,150,011	2,828,308	4,700,622	677,031
Operating costs and expenses
Agency	(1,486,871)	(1,969,329)	(3,667,004)	(528,158)
Brokerage	(197,017)	(319,124)	(595,232)	(85,731)
Claims Adjusting	(275,539)	(292,613)	(306,804)	(44,189)
Other	(159,685)	(168,720)	(117,542)	(16,930)
Total operating costs and expenses	(2,119,112)	(2,749,786)	(4,686,582)	(675,008)
Income (loss) from operations
Agency	137,539	185,935	79,467	11,446
Brokerage	35,603	50,074	22,506	3,242
Claims Adjusting	17,442	11,233	29,609	4,265
Other	(159,685)	(168,720)	(117,542)	(16,930)
Total income from operations	30,899	78,522	14,040	2,023

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Segment assets
Agency	454,803	2,245,121	323,365
Brokerage	160,286	13,041	1,878
Claims Adjusting	226,121	256,004	36,872
Other	3,173,218	1,724,402	248,365
Total assets	4,014,428	4,238,568	610,480

Substantially all of the Group’s revenues for the three years ended December 31, 2014, 2015 and 2016 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.

The acquisition of intangible asset in 2016 is related to agency segment.